united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 Laurel, MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 04/30/19

Item 1. Schedule of Investments.

Arrow Dogs of the World ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2019
Shares		Value
	COMMON STOCKS - 99.7%
	AEROSPACE & DEFENSE - 0.6%
7,903	Aselsan Elektronik Sanayi Ve Ticaret AS	$27,060

	APPAREL & TEXTILE PRODUCTS - 0.3%
15,089	Nishat Mills Ltd.	12,943

	AUTOMOTIVE - 0.4%
1,897	Ford Otomotiv Sanayi AS	16,747

	BANKING - 28.4%
79,842	Akbank TAS	81,855
42,158	Allied Bank Ltd.	32,196
65,767	Alpha Bank AE*	101,861
2,292	Banco Macro SA	93,009
46,037	Bank Al Habib Ltd.	26,479
78,828	Bank Alfalah Ltd.	24,664
10,419	BBVA Banco Frances SA	83,560
79,365	Eurobank Ergasias SA*	66,264
313	Grupo Elektra SAB DE CV	16,618
16,020	Grupo Financiero Banorte SAB de CV	101,158
3,988	Grupo Financiero Galicia SA	86,859
16,015	Grupo Financiero Inbursa SAB de CV	24,389
12,515	Grupo Supervielle SA	63,576
28,976	Habib Bank Ltd.	26,109
38,484	Habib Metropolitan Bank Ltd.	11,028
34,391	Haci Omer Sabanci Holding AS	44,361
40,142	ICBC Turkey Bank Anonim Sirketi*	22,998
28,177	MCB Bank Ltd.	37,882
58,960	National Bank of Greece SA*	129,114
93,327	National Bank of Pakistan	26,116
42,387	Piraeus Bank SA*	85,743
50,604	Turkiye Garanti Bankasi AS	69,258
32,483	Turkiye Is Bankasi	29,166
21,306	United Bank Ltd.	22,304
		1,306,567
	BIOTECHNOLOGY & PHARMACEUTICAL - 0.5%
3,467	Abbott Laboratories Pakistan Ltd.	12,079
9,015	Searle Co. Ltd.	11,829
		23,908
	CHEMICALS - 3.7%
21,591	Engro Corp Ltd.	48,530
55,963	Engro Fertilizers Ltd.	27,498
76,642	Fatima Fertilizer Co. Ltd.	15,204
51,107	Fauji Fertilizer Co. Ltd.	37,583
3,121	ICI Pakistan Ltd.	14,484
1	International Flavors & Fragrances, Inc.	83
5,609	Mexichem SAB de CV	12,982
20,315	Petkim Petrokimya Holding A.S.	15,212
		171,576
	CONSTRUCTION MATERIALS - 4.8%
24,303	Bestway Cement Ltd.	19,105
83,188	Cemex SAB DE CV*	38,395
20,695	DG Khan Cement Co. Ltd.	10,731
8,195	Loma Negra Cia Industrial Argentina SA*	81,950
10,988	Lucky Cement Ltd.	30,203
1,964	Titan Cement Co. SA	42,612
		222,996
Arrow Dogs of the World ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2019
Shares		Value
	CONSUMER PRODUCTS - 5.0%
5,505	Arca Continental SAB de CV	$31,199
3,235	Coca-Cola Femsa SAB de CV	20,506
32,330	Engro Foods Ltd.	13,950
12,995	Fomento Economico Mexicano SAB de CV	126,569
1,247	Gruma SAB de CV	12,422
12,515	Grupo Bimbo SAB de CV	27,697
		232,343
	DISTRIBUTORS - DISCRETIONARY - 0.7%
3,330	Indus Motor Company Ltd.	31,108

	ENGINEERING & CONSTRUCTION SERVICES - 2.0%
8,629	GEK Terna Holding Real Estate Construction SA*	49,707
2,122	Promotora y Operadora de Infraestructura SAB de	21,463
4,689	Tekfen Holding AS	20,910
		92,080
	GAMING, LODGING & RESTAURANTS - 1.2%
5,111	OPAP SA	54,988

	IRON & STEEL - 1.1%
34,124	Eregli Demir ve Celik Fabrikalari TAS	52,362

	MEDIA - 0.9%
20,575	Grupo Televisa SAB	41,771

	METALS & MINING - 6.8%
21,446	Grupo Mexico SAB de CV	62,739
4,589	Mytilineos Holdings SA	49,706
7,649	Pan American Silver Corp.	97,006
8,879	SSR Mining, Inc.*	101,780
		311,231
	OIL, GAS & COAL - 14.3%
6,382	Hellenic Petroleum SA	59,007
27,992	KOC Holding AS	75,965
2,244	Motor Oil Hellas Corinth Refineries SA	57,188
27,065	Oil & Gas Development Co. Ltd.	26,965
12,462	Pakistan Oilfields Ltd.	37,437
93,965	Pakistan Petroleum Ltd.	112,705
17,718	Pakistan State Oil Co. Ltd.	24,355
5,693	Transportadora de Gas del Sur SA	57,841
3,084	Tupras Turkiye Petrol Rafinerileri AS	63,700
10,242	YPF SA	138,574
		653,737
	PASSENGER TRANSPORTATION - 0.9%
17,306	Turk Hava Yollari AO*	41,486

	REAL ESTATE - 2.2%
16,918	Fibra Uno Administracion SA de CV	24,991
5,977	Grivalia Properties REIC AE	75,960
		100,951

Arrow Dogs of the World ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2019
Shares		Value

	RETAIL - CONSUMER STAPLES - 4.5%
5,267	BIM Birlesik Magazalar AS	$73,277
12,485	Grupo Carso SAB de CV	48,305
29,208	Wal-Mart de Mexico SAB de CV	85,523
		207,105

	RETAIL - DISCRETIONARY - 1.3%
3,427	Jumbo SA	62,218

	TELECOMMUNICATIONS - 10.1%
157,249	America Movil SAB de CV	116,307
10,733	Hellenic Telecommunications Organization SA	148,913
5,337	MegaCable Holdings SAB DE CV	23,370
9,160	Telecom Argentina SA	120,454
27,318	Turkcell Iletisim Hizmetleri AS	57,203
		466,247

	TRANSPORTATION & LOGISTICS - 1.3%
22,049	GMexico Transportes SAB de CV	26,612
1,760	Grupo Aeroportuario del Pacifico SAB de CV	17,773
4,094	TAV Havalimanlari Holding AS	17,351
		61,736
	UTILITIES - 8.7%
5,329	Athens Water Supply & Sewage Co SA	35,535
9,102	Central Puerto SA	73,544
3,049	Empresa Distribuidora Y Comercializadora Norte*	51,985
36,299	Enka Insaat ve Sanayi AS	32,654
48,427	Hub Power Co. Ltd.	25,334
1,026,296	K-Electric Ltd.*	35,445
35,526	Kot Addu Power Co. Ltd.	10,336
3,612	Pampa Energia SA*	75,671
25,977	SUI Northern Gas Pipeline*	13,906
6,131	Terna Energy SA	47,685
		402,095

	TOTAL COMMON STOCKS (Cost $4,689,494)	4,593,255

	RIGHTS - 0.0%
5,859	The Hub Power Co. Ltd.	992

	TOTAL RIGHTS (Cost $1,276)

	TOTAL INVESTMENTS - 99.7% (Cost $4,690,770)	$4,594,247
	OTHER ASSETS LESS LIABILITIES - 0.3%	15,192
	NET ASSETS - 100.0%	$4,609,439

* Non-Income Producing Security
AE - Athens Exchange
AO - Anonim Ortakligi
AS - Anonim Sirketi
SA de CV - Sociedad Anonima de Capital Variabe
SAB de CV - Sociedad Anonima Bursatil de Capital Variable
TAS - Turkish Accounting Standards

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ("ASU") 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of April 30, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$4,593,255	$-	$-	$4,593,255
Rights	992	-	-	992
Total	$4,594,247	$-	$-	$4,594,247

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 2 or Level 3 securities during the period.

* See Portfolio of Investments for Industry classification.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$4,691,792	$362,001	$(459,546)	$(97,545)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 06/28/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 06/28/2019

By (Signature and Title)

*/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 06/28/2019